SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Identified intangible assets (Details)	12 Months Ended
Dec. 31, 2020
Doctor agreements
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of identified intangible assets	10 years
Non compete agreements
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of identified intangible assets	2 years